Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits with third-party payment channels (i)	269,960	257,655
Interest receivable	347,861	211,618
Input VAT (ii)	119,126	107,237
Advance to suppliers (iii)	50,589	55,846
Prepaid service fee	11,200	55,541
Corporate lending receivable (iv)	255,403	34,966
Deferred platform commission cost	30,718	30,897
Others	19,315	37,557

	1,104,172	791,317

(i)
Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their Revenue Sharing and the customer payment to the Group’s account through the third-party payment channels.

(ii)
Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.

(iii)	Advance to suppliers were primarily for advertising fees and related service fees.
(iv)
Corporate lending receivable was loans provided to third-party entities. Loans of US$34,990 and US$12,000 provided to one third-party entity during the year ended December 31, 2024 and 2025, respectively, carried annual interest rate ranging from
 8.5% to 10.5%.
The repayments were guaranteed by two individuals and shall be executed on the first anniversary of the loan origination unless otherwise agreed by the Group and the borrower. These loans were reclassed from corporate lending receivable to available-for-sale investment within long-term investments pursuant to subsequent agreements with the borrower to change these loans to convertible notes (note vi in Note 6).

As of December 31, 2025, loans of US$5,000 provided to a different third-party entity carried an annual interest rate of 5%. The borrower was required to pay all accrued interest on the last day of each interest period, and to repay the outstanding principal amounts together with all unpaid interest and other amounts due on the respective maturity dates.